Reconciliation of loss after income tax to net cash used in operating activities (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Disclosure of reconciliation of profit or loss to operating cash flows

	2023	2022 restated	2021 restated
	A$’000	A$’000	A$’000

Loss after income tax expense from continuing operations	(20,465)	(25,014)	(8,420)

Adjustments for:
Depreciation & amortisation	1,869	1,869	1,265
Net fair value loss on financial assets	—	—	—
Share based payments	1,159	1,675	637
Foreign exchange differences	46	(2,154)	428
(Gain)/loss on remeasurement of contingent consideration	(2,097)	—	2,570

Change in operating assets & liabilities:	(19,488)	(23,624)	(3,520)
Decrease/(increase) in trade and other receivables	3,450	(7)	(5,027)
Decrease/(increase) in prepayments	365	(277)	(1,182)
Decrease/(increase) in trade and other payables	569	(528)	1,010
Decrease in deferred tax liability	(271)	(368)	(484)
Increase in other provisions	264	201	92
(Decrease)/increase in borrowings	(45)	1,841	—

Net cash used in operating activities	(15,156)	(22,762)	(9,111)